Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
REVENUE	$ 7,223,220	$ 10,692,613	$ 11,474,348
COST OF REVENUE
Cost of revenue	4,199,739	4,971,492	5,951,550
Business and sales related tax	32,514	34,218	62,181
GROSS PROFIT	2,990,967	5,686,903	5,460,617
OPERATING EXPENSES
Selling expenses	1,066,649	1,129,146	1,547,665
General and administrative expenses	2,164,840	2,545,789	2,872,208
Total operating expenses	3,231,489	3,674,935	4,419,873
INCOME FROM OPERATIONS	(240,522)	2,011,968	1,040,744
OTHER INCOME (EXPENSES)
Interest income	155,360	139,345	122,182
Loss from long-term investment		(43,785)
Other income (expenses)	(160,808)	(4,556)	(21,510)
Total other income (expenses), net	(5,448)	91,004	100,672
INCOME BEFORE INCOME TAX PROVISION	(245,970)	2,102,972	1,141,416
PROVISION FOR INCOME TAX	130,890	430,529	238,885
NET (LOSS) INCOME	(376,860)	1,672,443	902,531
Less: net (loss) income attributable to non-controlling interest	(321,572)	766,551	159,396
NET (LOSS) INCOME ATTRIBUTABLE TO WAH FU EDUCATION GROUP LIMITED	(55,288)	905,892	743,135
COMPREHENSIVE (LOSS) INCOME
Net (loss) income	(376,860)	1,672,443	902,531
Other comprehensive (loss) income: foreign currency translation	(493,887)	(752,987)	299,185
Total comprehensive (loss) income	(870,747)	919,456	1,201,716
Less: Comprehensive income (loss) attributable to non-controlling interest	2,370	(1,786)	22,195
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO WAH FU EDUCATION GROUP LIMITED	$ (873,117)	$ 921,242	$ 1,179,521
(Loss) Earnings per common share - basic (in Dollars per share)	$ (0.01)	$ 0.2	$ 0.17
Weighted average shares outstanding - basic (in Shares)	4,429,195	4,440,085	4,435,164